Fees Summary	Oct. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,847,000.00
Previously Paid Amount	0.00
Total Fee Amount	282.78
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 282.78
Narrative - Max Aggregate Offering Price	$ 1,847,000.00
Final Prospectus	true